Stock-Based Compensation (Summary Of Market Prices Of Common Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation [Abstract]
Market value of Southwest Gas stock	$ 42.49	$ 36.67	$ 28.53